Property, Plant and Equipment	12 Months Ended
Mar. 31, 2023
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

NOTE 7 – PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consisted of the following as of March 31, 2023 and 2022:

	As of March 31,
	2023	2022

Machinery	$775,503	$819,807
Vehicles	236,268	203,917
Electric equipment	151,445	164,066
Office equipment	80,839	83,546
Leasehold improvement	1,641,060	1,777,820
Total property plant and equipment, at cost	2,885,115	3,049,156
Less: accumulated depreciation	(1,922,901)	(1,821,345)
Total property, plant and equipment, net	$962,214	$1,227,811

Depreciation expenses were $242,230 and $337,402 for year ended March 31, 2023 and 2022, respectively.